ACCOUNTS RECEIVABLE (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
ACCOUNTS RECEIVABLE.
Accounts receivable	$ 0	$ 134,960	¥ 971,135
Allowance for CECL	0	(134,960)
Accounts receivable, net	$ 0	$ 0